Registration No. 33-12
1940 Act File No. 811-4401
Rule 497(e)

NORTH TRACK FUNDS, INC.
________________________________________

Supplement Dated November 4, 2008
To
Prospectuses Dated March 1, 2008, as Supplemented on April 9, 2008, as Amended on
September 22, 2008 and as Supplemented on October 10, 2008

Resignation of the Funds’ President and One of Their Portfolio Managers

Mr. Brian K. Andrew, the President for the Funds, announced that effective October 31, 2008, he is resigning from his positions with the Funds and with Ziegler Capital Management, LLC and its parent company to pursue other interests.

Effective October 31, 2008, the Board appointed Ms. Elizabeth A. Watkins, currently the Funds’ Chief Compliance Officer, to serve as Interim President of the Funds. Also effective as of October 31, 2008, the Board appointed Mr. Zachary Shannon to serve as the Funds’ Chief Compliance Officer.

The Large Cap Equity Fund, Equity Income Fund, NYSE Arca Tech 100 Index Fund, Dow Jones U.S. Health Care 100 Plus Fund, Dow Jones U.S. Financial 100 Plus Fund and Strategic Allocation Fund will continue to be managed by Donald J. Nesbitt and Mikhail I. Alkhazov, the S&P 100 Index Fund will continued to be managed by Donald J. Nesbitt, Mark B. Burka and Mikhail I. Alkhazov and the Wisconsin Tax-Exempt Fund will continued to be managed by Richard D. Scargill and Wendy W. Stojadinovic.

Registration No. 33-12
1940 Act File No. 811-4401
Rule 497(e)

NORTH TRACK FUNDS, INC.
________________________________________

Supplement Dated November 4, 2008
To
Statements of Additional Information Dated March 1, 2008, as Supplemented on April 9, 2008,
as Amended on September 22, 2008 and as Supplemented on October 10, 2008

Resignation of the Funds’ President and One of Their Portfolio Managers.

Mr. Brian K. Andrew, the President for the Funds, announced that effective October 31, 2008, he is resigning from his positions with the Funds and with Ziegler Capital Management, LLC and its parent company to pursue other interests.

Effective October 31, 2008, the Board appointed Ms. Elizabeth A. Watkins, currently the Funds’ Chief Compliance Officer, to serve as Interim President of the Funds. Also effective as of October 31, 2008, the Board appointed Mr. Zachary Shannon to serve as the Funds’ Chief Compliance Officer. Certain information about Mr. Shannon is presented below.

Name, Address & Birthdate	Position(s) Held with North Track	Term of Office and Length of Time Served	Principal Occupation(s) During Past Five Years	Other Directorships/ Trusteeships Held by Director

Zachary Shannon 200 South Wacker Drive Suite 2000 Chicago, IL 60606 Birthdate: January 28, 1975	Chief Compliance Officer	Since 2008	Compliance Officer, Ziegler Capital Management, 2007-2008; Compliance Officer, Raymond James, 2005-2007; Compliance Officer, eFloorTrade, LLC, 2003-2005.	N/A

The Large Cap Equity Fund, Equity Income Fund, NYSE Arca Tech 100 Index Fund, Dow Jones U.S. Health Care 100 Plus Fund, Dow Jones U.S. Financial 100 Plus Fund and Strategic Allocation Fund will continue to be managed by Donald J. Nesbitt and Mikhail I. Alkhazov, the S&P 100 Index Fund will continued to be managed by Donald J. Nesbitt, Mark B. Burka and Mikhail I. Alkhazov and the Wisconsin Tax-Exempt Fund will continued to be managed by Richard D. Scargill and Wendy W. Stojadinovic.